Other disclosures - Credit Risk - Movement in gross exposure for loans and advances at amortised cost (Details) - Financial assets at amortised cost [member] - Gross exposure [member] - Loans and advances [member] - GBP (£)
£ in Millions
	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loans and advances at amortised cost
Opening balance	£ 140,802
Business activity in the year	33,345
Net drawdowns and repayments	(1,067)
Final repayments	(24,037)
Disposals	(21)
Write-offs	(627)	£ (788)
Ending balance	148,395
Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages	0
Stage 1 [member]
Loans and advances at amortised cost
Opening balance	122,589
Business activity in the year	32,336
Net drawdowns and repayments	(2,880)
Final repayments	(21,819)
Disposals	0
Write-offs	0
Ending balance	129,141
Stage 1 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages	(4,661)
Stage 1 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages	3,540
Stage 1 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages	36
Lifetime expected credit losses [member] | Stage 2 [member]
Loans and advances at amortised cost
Opening balance	14,024
Business activity in the year	984
Net drawdowns and repayments	1,482
Final repayments	(1,803)
Disposals	0
Write-offs	0
Ending balance	14,878
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages	4,348
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages	(4,255)
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages	98
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loans and advances at amortised cost
Opening balance	4,189
Business activity in the year	25
Net drawdowns and repayments	331
Final repayments	(415)
Disposals	(21)
Write-offs	(627)
Ending balance	4,376
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages	313
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages	715
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages	£ (134)